Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our policy is to make grants of equity-based compensation only at current market prices. Absent special circumstances, it is our policy to grant annual equity awards at the regularly scheduled March meeting of our Compensation Committee. However, we may make a small percentage of grants at other times throughout the year, generally once per quarter, in connection with exceptional circumstances, such as the hiring or promotion of a key employee, special retention circumstances, or merger and acquisition activity.
For 2024, we approved equity awards during the March meeting of the Compensation Committee. This date allowed time for performance reviews following the determination of corporate financial performance for the previous year. The Compensation Committee neither takes into account material nonpublic information (MNPI) when determining timing and terms of equity awards nor times the grant of equity awards in connection with the release of MNPI.
We seek to make grants when our financial results have already become public, and when there is little potential for abuse of material non-public information in connection with equity-based grants. We believe we minimize the influence of our disclosures of non-public information on the long-term incentives by selecting meeting dates well in advance which fall several days or weeks after we report our financial results, and by setting the initial vesting periods at least one year from the date of grant. We follow the same procedures regarding the timing of grants to our NEOs as we do for all other award recipients.

Award Timing Method
Our policy is to make grants of equity-based compensation only at current market prices. Absent special circumstances, it is our policy to grant annual equity awards at the regularly scheduled March meeting of our Compensation Committee. However, we may make a small percentage of grants at other times throughout the year, generally once per quarter, in connection with exceptional circumstances, such as the hiring or promotion of a key employee, special retention circumstances, or merger and acquisition activity.
For 2024, we approved equity awards during the March meeting of the Compensation Committee. This date allowed time for performance reviews following the determination of corporate financial performance for the previous year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee neither takes into account material nonpublic information (MNPI) when determining timing and terms of equity awards nor times the grant of equity awards in connection with the release of MNPI.
MNPI Disclosure Timed for Compensation Value	false